Notes 3 - Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2025
Liabilities
Income for the year from discontinued operations, net of income taxes		$ 0	$ 421	$ 22
Overseas Wealth and Asset Management Businesses [Member]
Revenues	$ 1,181			6,205
Assets
Revenues	1,181			6,205
Cash and cash equivalents				1,873	$ 608
Deposits, prepayments and other current assets				0	256
Due from related parties				0	93
Compensation and benefits	602			1,451
Income tax receivable				0	220
Sales and marketing expenses	0			359
Total Assets				1,873	1,177
General and administrative expenses	266			1,969
Liabilities
Asset impairment loss	0			2,158
Commission payable				859	378
Total operating cost and expenses	868			5,937
Income tax payable				91	210
(Loss)/ income from operations	313			268
Due to related parties				1,970	86
Other expense, net	(1)			(16)
Other payable and accrued liabilities				7	0
(Loss)/ income before income tax expense	312			252
Total Liabilities				2,927	674
Income tax expense	(29)			(230)
Net (liabilities)/ assets				(1,054)	$ 503
Net income from discontinued operations	283			22
Gain on disposal of subsidiaries from discontinued operations, net	138			0
Income for the year from discontinued operations, net of income taxes	421			22
Net cash flows used in operating activities	(1,265)			(587)
Net cash flows provided by investing activities	33			0
Amortization of intangible asset	0			51
Wealth Management [Member] | Overseas Wealth and Asset Management Businesses [Member]
Revenues	11			2,286
Assets
Revenues	11			2,286
Asset Management [Member] | Overseas Wealth and Asset Management Businesses [Member]
Revenues	1,170			3,919
Assets
Revenues	$ 1,170			$ 3,919